Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-current Assets
Schedule of other non-current assets

	As of December 31,
	2022	2023
Prepayments for purchase of property, plant and equipment (i)	641,748	1,503,699
Long-term deposits paid to vendors	1,319,816	1,053,411
Deductible VAT input, non-current	454,359	243,229
Others	9,942	6,901
Less: Allowance for credit losses	(4,572)	(4,886)
Total	2,421,293	2,802,354
(i)	Prepayments for purchase of property, plant and equipment primarily consists of production facilities, leasehold improvements, equipment and mold and tooling.